Annual Total Returns[BarChart] - UltraDow 30 ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.06%	17.11%	61.58%	16.02%	(4.41%)	29.90%	57.64%	(13.81%)	47.47%	0.80%